Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Income tax
12.	Income tax

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman withholding tax will be imposed.

British Virgin Islands (“BVI”)

Dongrun Technology is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, Dongrun Technology is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

Hong Kong

The Company’s subsidiary incorporated in Hong Kong is subject to profits tax in Hong Kong at the rate of 16.5%. According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, effective April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. The Group was not subject to Hong Kong profit tax for the years ended December 31, 2022, 2023 and 2024, respectively, as it did not have assessable profit during the periods presented.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body “as” the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, of a non-PRC company is located.”

According to Circular 82, a Chinese-controlled offshore incorporated enterprise will be regarded as a PRC tax resident by virtue of having a “de facto management body” in the PRC and will be subject to PRC EIT on its worldwide income only if all of the following criteria are met: (1) the primary location of the day-to-day operational management is in the PRC; (2) decisions relating to the enterprise’s financial and human resource matters are made or are subject to approval by organizations or personnel in the PRC; (3) the enterprise’s primary assets, accounting books and records, company seals, and board and shareholders meeting minutes are located or maintained in the PRC; and (4) 50% or more of voting board members or senior executives habitually reside in the PRC.

Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered as a resident enterprise for the PRC tax purposes for the years ended December 31, 2022, 2023 and 2024. However, the tax resident status of an enterprise is subject to determination by the PRC tax authorities and uncertainties remain with respect to the interpretation of the term “de facto management body.” If the PRC tax authorities determine that we are a PRC resident enterprise for enterprise income tax purposes, we could be subject to PRC tax at a rate of 25% on our worldwide income, which could materially reduce our net income, and we may be required to withhold a 10% withholding tax from dividends we pay to our shareholders that are non-resident enterprises. In addition, non-resident enterprise shareholders may be subject to PRC tax on gains realized on the sale or other disposition of ordinary shares, if such income is treated as sourced from within China. Furthermore, if we are deemed a PRC resident enterprise, dividends payable to our non-PRC individual shareholders and any gain realized on the transfer of ordinary shares by such shareholders may be subject to PRC tax at a rate of 10% in the case of non-PRC enterprises or a rate of 20% in the case of non-PRC individuals unless a reduced rate is available under an applicable tax treaty. It is unclear whether non-PRC shareholders of our Company would be able to claim the benefits of any tax treaties between their country of tax residence and the PRC in the event that we are treated as a PRC resident enterprise. Any such tax may reduce the returns on your investment in the ordinary shares.

For qualified small and low-profit enterprises, from January 1, 2022 to December 31, 2022, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the years ended December 31, 2024, except for Lianzhang Menhu (Zhejiang) Holding Co., Ltd. and Lianzhang Portal Network Technology Co., the remaining subsidiaries are qualified small and low-profit enterprises, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.

The components of income tax expense (benefit) for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the years ended December 31,
	2022 (RMB)	2023 (RMB)	2024 (RMB)
Current income tax expense	–	66	704
Deferred income tax expense/(benefit)	–	2,302	(1,676)
Total income tax expense/(benefit)	–	2,368	(972)

A reconciliation of the actual income tax expense to the amount computed by applying the PRC statutory income tax rate of 25% to income (loss) before tax is as follows:

	For the years ended December 31,
	2022 (RMB)	2023 (RMB)	2024 (RMB)
Loss before income tax	14,797	4,004	(4,804)
Expected tax expense at statutory rate	(3,699)	(1,001)	1201
Parent-subsidiary tax rate differential	–	–	(940)
Effect of tax rate differences	3,616	(292)	(1,545)
Additional deduction for R&D expenses	(498)	(878)	(1,090)
Impact of tax rate change on deferred taxes	(3,961)	(4,234)	(237)
Non-deductible expenses	(110)	18	479
Non-taxable income	(175)	–	–
Change in valuation allowance	4,827	8,755	1,160
Total income tax expense/(benefit)	–	2,368	(972)

The components of deferred tax assets and liabilities as of December 31, 2023 and 2024 are as follows:

Deferred Tax Assets:

	As of December 31,
	2022 (RMB)	2023 (RMB)	2024 (RMB)
Net operating loss carryforward	19,506	27,145	31,334
Advertising expenses	37	37	37
Impairment/disposal of property and equipment	6,079	6,847	6,954
Deferred revenue	7,719	7,412	7,385
GAAP differences – others	53	392	(172)
Allowance for credit losses	126	335	517
Net deferred tax liabilities offset	-	(790)	(3,517)
Less: Valuation allowance	(33,520)	(41,378)	(42,538)
Total net deferred tax assets	-	-	-

Deferred Tax Liabilities:

	As of December 31,
	2022 (RMB)	2023 (RMB)	2024 (RMB)
Unbilled revenue	-	(3,092)	(4,143)
Total	-	(3,092)	(4,143)
Deferred tax assets offset	-	790	3,517
Net deferred tax liabilities	-	(2,302)	(626)

The Group operates through its subsidiaries, and valuation allowances are assessed on an entity-by-entity basis. As of December 31, 2023 and 2024, the Group recorded valuation allowances against deferred tax assets for entities in a cumulative loss position with no expected taxable income in the near term. In determining the need for such allowances, the Group considered multiple factors, including historical operating performance, cumulative losses, and the existence and timing of taxable temporary differences.

As of December 31, 2023 and 2024, the Group recognized valuation allowances of RMB 41,378 thousand and RMB 42,538 thousand, respectively.

	As of December 31,
	2023 (RMB)	2024 (RMB)
Balance at beginning of the year	33,520	41,378
Additions	9,672	3,916
Decreases	(917)	2,756
Prior year true-up	(897)
Balance at end of the year	41,378	42,538

As of December 31, 2024, the Group’s net operating loss (“NOL”) carryforwards in the PRC, if not utilized, will expire in the following years:

Expiry Year	NOL Carryforward (RMB in thousands)
2025	1,588
2026	7,105
2027	19,619
2028	12,369
2029	19,715
2030	12,565
2031	9,223
2032	18,311
2033	12,022
2034	14,084
Total	126,601

As of December 31, 2023 and 2024, the Group had no significant unrecognized tax benefits or uncertain tax positions. The Group does not expect any material changes to its unrecognized tax benefits within the next 12 months. Furthermore, no significant interest or penalties related to uncertain tax positions were incurred for the years ended December 31, 2023 and 2024.

As of December 31, 2024, the Group’s PRC subsidiaries are subject to examination by the PRC tax authorities for tax years from December 31, 2018 through December 31, 2024.